CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (89,871)	$ (76,800)	$ (132,752)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation of property, plant and equipment	48,409	38,912	34,094
Amortization of prepaid lease payments for land use rights	814	749	853
Amortization of acquired intangible assets	13	28	182
Allowance for doubtful accounts	46	978	10,249
Product warranty provided	5,449	4,013	425
Loss on disposal of property and equipment	4,534	129	(885)
Loss (earnings) in equity investments	(44)	10	211
Gain on disposal of subsidiary	(2,512)	(3,268)
Exchange loss from foreign currency denominated loan	(1,927)	1,351
Fair value change of consideration payable in connection with acquisition of Mengfeng	6	121	71
Impairment on long-lived assets			17,055
Changes in assets and liabilities:
Accounts and bills receivable	54,612	(49,775)	826
Advances to suppliers	(6,567)	(3,313)	6,913
Amounts due from related parties	(2,136)	244	5,953
Inventories, net	37,894	(7,433)	32,455
Land use rights			(3,877)
Prepaid expenses and other current assets	2,853	(4,863)	(15,322)
Accounts payable	(6,833)	139,629	8,615
Amounts due to related parties	(14,191)	29,664	(453)
Advances from customers	(3,358)	1,206	(7,392)
Deferred income taxes	(7,205)	(4,195)	(1,307)
Income taxes payable	67	(309)	259
Income taxes receivable	202	363	6,258
Other payables and accrued expenses	(12,229)	(5,141)	26,216
Product warranty	(5,566)	(2,453)	(45)
Unrecognized tax benefits	792	944	6,256
Net cash provided by (used in) operating activities	3,252	60,791	(5,142)
Cash flows from investing activities:
(Increase) decrease in restricted cash	47,717	(104,035)	68,187
Decrease (increase) in term deposit	(32)	17	(189)
Purchase of property, plant and equipment	(39,048)	(93,394)	(139,283)
Net proceeds from disposal of subsidiary		9,831
Proceeds from disposal of property and equipment	38,640	14
Purchase of intangible assets			(119)
Net cash provided by (used in) investing activities	47,259	(187,567)	(71,404)
Cash flows from financing activities:
Proceeds from short-term loans	809,433	913,017	742,566
Proceeds from long-term loans		169,785	66,179
Repayment of other advances			(5,060)
Repayment of short-term loans	(819,712)	(921,280)	(765,519)
Repayment of long-term loans	(34,992)	(63,944)	(28,215)
Payment for deferred consideration payable for acquisition of Mengfeng			(17,727)
Repurchase of ordinary shares			(2,000)
Net cash provided by (used in) financing activities	(45,271)	97,578	(9,776)
Effect of foreign exchange rate changes on cash and cash equivalents	(6,895)	8,270	1,760
Net decrease in cash and cash equivalents	(1,655)	(20,928)	(84,562)
Cash and cash equivalents at beginning of the year	27,742	48,688	133,250
Add (less): Cash and cash equivalents at end of period included in assets held for sale	18	(18)
Cash and cash equivalents at end of the year	26,105	27,742	48,688
Non-cash investing and financing activities:
Nonmonetary transaction in relation to disposal of Jiangsu Fanli (Note 4)			13,913
Liabilities assumed in connection with purchase of property, plant and equipment on credit term	36,724	39,289	38,741
Increase in restricted cash related to disposal of assets held at escrow account	4,300
Supplemental cash flow information:
Interest paid	56,124	34,590	37,308
Income taxes paid	24	309	2,242
Income taxes refunded			(4,413)
Chaoyang Seamless
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Gain on disposal of subsidiary	(2,512)
Cash flows from investing activities:
Net proceeds from disposal of subsidiary	$ (18)